Financial Instruments - Summary of Foreign Exchange Risk Factor (Parenthetical) (Detail) - Foreign exchange risk [member]	12 Months Ended
Dec. 31, 2018
Bottom of range [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	25.00%
Top of range [member]
Disclosure of Foreign Exchange Risk Factor [Line items]
Risk Variable	50.00%